Leases - Summary of Undiscounted Lease Payments (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	$ 81.5	$ 75.1
Up to one year
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	14.7	12.1
Between one and five years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	33.9	29.3
More than five years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	38.6	41.8
Total contractual cash flow
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	$ 87.2	$ 83.2